Other Comprehensive Income (Tables)	3 Months Ended
Mar. 31, 2015
Other Comprehensive Income (Tables) [Abstract]
Other Comprehensive Income Rollforward [Text Block]
	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2013	$(121,856)	$(141,987)	$(286,744)	$(550,587)	$825	$(549,762)
Other comprehensive income (loss) before reclassifications	(556)	-	(47,023)	(47,579)	(33)	(47,612)
Amounts reclassified from AOCI	5,579	2,740	-	8,319	-	8,319
Other comprehensive income (loss) after reclassifications	5,023	2,740	(47,023)	(39,260)	(33)	(39,293)
Balance at March 31, 2014	$(116,833)	$(139,247)	$(333,767)	$(589,847)	$792	$(589,055)

Balance at December 31, 2014	$(103,277)	$(282,019)	$(702,447)	$(1,087,743)	$(5,261)	$(1,093,004)
Other comprehensive income (loss) before reclassifications	(5,485)	-	(123,480)	(128,965)	(3,953)	(132,918)
Amounts reclassified from AOCI	9,955	5,787	-	15,742	-	15,742
Other comprehensive income (loss) after reclassifications	4,470	5,787	(123,480)	(113,223)	(3,953)	(117,176)
Balance at March 31, 2015	$(98,807)	$(276,232)	$(825,927)	$(1,200,966)	$(9,214)	$(1,210,180)

Other Comprehensive Income Reclassifications [Text Block]
Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	2015	2014
(Gain) Loss related to cash flow hedges
Interest rate contracts	$6,165	$7,358	Interest income/expense
Foreign exchange contracts	7,206	571	Costs of Revenue
	13,371	7,929	Total before tax
	(3,416)	(2,350)	Tax expense or benefit
	$9,955	$5,579	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) loss	9,229	4,354	(1)
	9,229	4,354	Total before tax
	(3,442)	(1,614)	Tax expense or benefit
	$5,787	$2,740	Net of tax
Total reclassifications for the period	$15,742	$8,319	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 8 for additional details).